Schedule of Investments (unaudited) April 30, 2021	iShares® Adaptive Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)	82,478	$6,442,357

Total Investment Companies — 99.9% (Cost: $5,594,372)		6,442,357

Total Investments in Securities — 99.9% (Cost: $5,594,372)		6,442,357

Other Assets, Less Liabilities — 0.1%		4,736

Net Assets — 100.0%		$6,447,093

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$1	$—
iShares MSCI EAFE ETF	5,188,559	147,762		(232,946)	10,375	1,328,607	6,442,357	82,478	57,788	—

					$10,375	$1,328,607	$6,442,357		$57,789	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	1,000	USD	1,059	MS	05/05/21	$36

HKD	1,000	USD	129	MS	05/05/21	—

ILS	14,000	USD	4,200	MS	05/05/21	110

JPY	87,598,000	USD	801,427	MS	05/10/21	108

JPY	3,235,000	USD	29,602	MS	06/03/21	4

USD	224,040	AUD	290,000	MS	06/03/21	608

USD	450,983	CHF	411,000	MS	06/03/21	594

USD	76,117	DKK	470,000	MS	06/03/21	95

USD	1,058,704	EUR	879,000	MS	06/03/21	1,305

USD	232,616	GBP	168,000	MS	06/03/21	586

USD	158,506	HKD	1,231,000	MS	06/03/21	16

USD	5,243	ILS	17,000	MS	06/03/21	8

USD	10,352	NOK	86,000	MS	06/03/21	19

USD	8,609	NZD	12,000	MS	06/03/21	23

USD	118,175	SEK	999,000	MS	06/03/21	137

USD	35,324	SGD	47,000	MS	06/03/21	9

						3,658

AUD	290,000	USD	224,011	MS	05/05/21	(608)

CHF	411,000	USD	450,648	MS	05/05/21	(595)

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

DKK	470,000	USD	76,082	MS	05/05/21	$(96)

EUR	879,000	USD	1,058,151	MS	05/05/21	(1,354)

HKD	1,191,000	USD	153,346	MS	05/05/21	(19)

ILS	17,000	USD	5,242	MS	05/05/21	(8)

NZD	12,000	USD	8,610	MS	05/05/21	(23)

SEK	997,000	USD	117,910	MS	05/05/21	(137)

SGD	47,000	USD	35,328	MS	05/05/21	(10)

USD	220,910	AUD	290,000	MS	05/05/21	(2,492)

USD	438,097	CHF	412,000	MS	05/05/21	(13,050)

USD	74,307	DKK	470,000	MS	05/05/21	(1,679)

USD	1,033,679	EUR	879,000	MS	05/05/21	(23,119)

USD	153,333	HKD	1,192,000	MS	05/05/21	(122)

USD	9,299	ILS	31,000	MS	05/05/21	(245)

USD	8,404	NZD	12,000	MS	05/05/21	(183)

USD	114,413	SEK	997,000	MS	05/05/21	(3,359)

USD	34,975	SGD	47,000	MS	05/05/21	(344)

GBP	165,000	USD	228,449	MS	05/06/21	(576)

USD	227,674	GBP	165,000	MS	05/06/21	(199)

USD	793,022	JPY	87,598,000	MS	05/10/21	(8,514)

AUD	139,000	USD	107,385	MS	06/03/21	(292)

CHF	2,000	USD	2,195	MS	06/03/21	(3)

DKK	224,000	USD	36,277	MS	06/03/21	(45)

EUR	433,000	USD	521,554	MS	06/03/21	(674)

SEK	499,000	USD	59,029	MS	06/03/21	(69)

SGD	23,000	USD	17,287	MS	06/03/21	(5)

USD	1,096	CHF	1,000	MS	06/03/21	—

USD	162	DKK	1,000	MS	06/03/21	—

USD	1,203	EUR	1,000	MS	06/03/21	—

USD	1,380	GBP	1,000	MS	06/03/21	(1)

USD	802,936	JPY	87,751,000	MS	06/03/21	(141)

						(57,962)

	Net unrealized depreciation					$(54,304)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$6,442,357	$—	$—	$6,442,357

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,658	$—	$3,658
Liabilities
Forward Foreign Currency Exchange Contracts	—	(57,962)	—	(57,962)

	$—	$(54,304)	$—	$(54,304)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

3